7. Convertible Debt - Net - Convertible Debt - Net (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Quarter Three Report [Member]
Beginning Balance, Convertible Debt	$ 1,938,994	$ 1,938,994	$ 411,245
Proceeds			$ 2,270,100
Repayments
Less: gross debt discount recorded			$ (2,249,459)
Add: amortization of debt discount		1,621,257	1,507,108
Ending Balance, Convertible Debt		$ 3,560,251	$ 1,938,994
Less Current portion
Long-Term Convertible Debt			$ 688,013
Quarter One Report [Member]
Beginning Balance, Convertible Debt	1,938,994	$ 1,938,994
Proceeds			$ 2,270,100
Repayments
Less: gross debt discount recorded			$ (2,249,459)
Add: amortization of debt discount			1,507,108
Ending Balance, Convertible Debt			1,938,994
Less Current portion	961,887		688,013
Long-Term Convertible Debt	961,887
Quarter One Report [Member] | Third Party
Beginning Balance, Convertible Debt	1,911,995	1,911,995	361,245
Proceeds			$ 2,270,100
Repayments	(25,682)
Less: gross debt discount recorded			$ (2,203,354)
Add: amortization of debt discount	530,705		1,484,004
Ending Balance, Convertible Debt	2,442,700		1,911,995
Quarter One Report [Member] | Related Party
Beginning Balance, Convertible Debt	$ 26,999	26,999	$ 50,000
Proceeds
Repayments
Less: gross debt discount recorded			$ (46,105)
Add: amortization of debt discount	$ 5,696		23,104
Ending Balance, Convertible Debt	32,695		26,999
Third Party | Quarter Three Report [Member]
Beginning Balance, Convertible Debt	1,911,995	1,911,995	361,245
Proceeds			$ 2,270,100
Repayments
Less: gross debt discount recorded			$ (2,203,354)
Add: amortization of debt discount		1,604,041	1,484,004
Ending Balance, Convertible Debt		3,516,036	1,911,995
Less Current portion		$ (3,516,036)
Long-Term Convertible Debt
Related Party | Quarter Three Report [Member]
Beginning Balance, Convertible Debt	$ 26,999	$ 26,999	$ 50,000
Proceeds
Repayments
Less: gross debt discount recorded			$ (46,105)
Add: amortization of debt discount		17,216	23,104
Ending Balance, Convertible Debt		44,215	$ 26,999
Less Current portion		$ (44,215)
Long-Term Convertible Debt